employee future benefits (Tables)	12 Months Ended
Dec. 31, 2024
employee future benefits
Schedule of defined benefit pension plan expense

Years ended December 31		2024			2023
			Defined benefit			Defined benefit
			obligations			obligations
(millions)	Note	Plan assets	accrued [1]	Net	Plan assets	accrued [1]	Net
Employee benefits expense	8
Benefits earned for current service		$—	$(78)	—	$—	$(75)	—
Benefits earned for past service		—	(6)	—	—	(10)	—
Employees’ contributions		16	—	—	17	—	—
Administrative fees		(5)	—	—	(4)	—	—
		11	(84)	$(73)	13	(85)	$(72)
Financing costs	9
Notional income on plan assets [2] and interest on defined benefit obligations accrued		421	(387)	—	439	(399)	—
Interest effect on asset ceiling limit		(43)	—	—	(47)	—	—
		378	(387)	(9)	392	(399)	(7)
DEFINED BENEFIT (COST) INCLUDED IN NET INCOME [3]		—	—	(82)	—	—	(79)
Other comprehensive income	11
Difference between actual results and estimated plan assumptions [4]		279	(13)	—	377	(46)	—
Changes in plan financial assumptions		—	11	—	—	(383)	—
Changes in the effect of limiting net defined benefit plan assets to the asset ceiling		(270)	—	—	51	—	—
		9	(2)	7	428	(429)	(1)
DEFINED BENEFIT (COST) INCLUDED IN COMPREHENSIVE INCOME [3]		—	—	(75)	—	—	(80)
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
Employer contributions		22	—	22	28	—	28
BENEFITS PAID BY PLANS		(510)	510	—	(499)	499	—
PLAN ACCOUNT BALANCES [5]
Change in period		(90)	37	(53)	362	(414)	(52)
Balance, beginning of period		8,352	(8,489)	(137)	7,990	(8,075)	(85)
Balance, end of period		$8,262	$(8,452)	$(190)	$8,352	$(8,489)	$(137)

FUNDED STATUS – PLAN SURPLUS (DEFICIT)
Pension plans that have plan assets in excess of defined benefit obligations accrued [6]	20	$7,409	$(7,152)	$257	$7,519	$(7,203)	$316
Pension plans that have defined benefit obligations accrued in excess of plan assets [7]
Funded		853	(1,076)	(223)	833	(1,068)	(235)
Unfunded		—	(224)	(224)	—	(218)	(218)
	27	853	(1,300)	(447)	833	(1,286)	(453)
		$8,262	$(8,452)	$(190)	$8,352	$(8,489)	$(137)
PBSR SOLVENCY POSITION [8]
Pension plans that have plan assets in excess of defined benefit obligations accrued		—	—	$2,304	—	—	$1,856
Funded pension plans that have defined benefit obligations accrued in excess of plan assets		—	—	—	—	—	—
		—	—	$2,304	—	—	$1,856
DEFINED BENEFIT OBLIGATIONS ACCRUED OWED TO:
Active members		—	$(1,622)	—	—	$(1,815)	—
Deferred members		—	(403)	—	—	(382)	—
Pensioners		—	(6,427)	—	—	(6,292)	—
		—	$(8,452)	—	—	$(8,489)	—

1	Defined benefit obligations accrued are the actuarial present values of benefits attributed to employee services rendered to a particular date.
2

The interest income on the plan assets portion of the employee defined benefit plans net interest amount included in Financing costs reflects a rate of return on plan assets equal to the discount rate used in determining the defined benefit obligations accrued at the end of the immediately preceding fiscal year.

3	Excluding income taxes.
4

Financial assumptions in respect of plan assets (interest income on plan assets included in Financing costs reflects a rate of return on plan assets equal to the discount rate used in determining the defined benefit obligations accrued) and demographic assumptions in respect of the actuarial present values of the defined benefit obligations accrued, as at the end of the immediately preceding fiscal year for both.

5	The measurement date used to determine the plan assets and defined benefit obligations accrued was December 31.
6	Presented in the Consolidated statements of financial position as Other long-term assets.
7	Presented in the Consolidated statements of financial position as Other long-term liabilities.
8

The Office of the Superintendent of Financial Institutions, by way of the Pension Benefits Standards Regulations, 1985 (PBSR) (see (e)), requires that a solvency valuation be performed on a periodic basis. The actual PBSR solvency positions are determined in conjunction with mid-year annual funding reports prepared by actuaries (see (e)); as a result, the PBSR solvency positions in this table as at December 31, 2024 and 2023, are interim estimates and updated estimates, respectively. The interim estimate as at December 31, 2023, was a net surplus of $1,910.

Summary of fair value measurements of our defined benefit pension plan assets

						Fair value measurements at reporting date using
						Quoted prices in active
						markets for identical items		Other
As at December 31 ($ in millions)	2025	2024		2023		2024	2023	2024	2023
	Target		Percentage of		Percentage of
	allocation of		plan assets		plan assets
	plan assets	Total	at end of year	Total	at end of year
Asset class
Equity securities	25-55%	—	37%	—	38%	—	—	—	—
Canadian	—	$804	—	$832	—	$717	$634	$87	$198
Foreign	—	2,751	—	2,671	—	658	582	2,093	2,089
Debt securities	40-75%	—	49%	—	49%	—	—	—	—
Issued by national, provincial or local governments	—	2,645	—	2,649	—	2,505	2,484	140	165
Corporate debt securities	—	1,159	—	1,060	—	—	—	1,159	1,060
Asset-backed securities	—	3	—	3	—	—	—	3	3
Commercial mortgages	—	911	—	878	—	—	—	911	878
Cash, cash equivalents and other	0-15%	393	5%	269	3%	8	12	385	257
Real estate	10-30%	823	9%	904	10%	—	—	823	904
	—	9,489	—	9,266	—	$3,888	$3,712	$5,601	$5,554
Effect of asset ceiling limit
Beginning of year	—	(914)	—	(918)	—	—	—	—	—
Interest effect on asset ceiling limit	—	(43)	—	(47)	—	—	—	—	—
Change in the effect of limiting net defined benefit assets to the asset ceiling	—	(270)	—	51	—	—	—	—	—
End of year	—	(1,227)	—	(914)	—	—	—	—	—
	—	$8,262	—	$8,352	—	—	—	—	—

Summary of significant weighted average actuarial assumptions to determine defined benefit obligations and the sensitivity of key assumptions

	2024	2023
Mortality assumptions used to determine defined benefit obligations accrued as at December 31
Life expectancy at 65 for a member currently at age 65 (years)	24.3	24.2
Discount rate [1] used to determine:
Net benefit costs for the year ended December 31	4.65%	5.05%
Defined benefit obligations accrued as at December 31	4.65%	4.65%
Current service cost in subsequent fiscal year	4.80%	4.65%
Rate of future increases in compensation used to determine:
Net benefit costs for the year ended December 31	3.00%	3.00%
Defined benefit obligations accrued as at December 31	3.00%	3.00%

1	The discount rate disclosed in this table reflects the computation of an average discount rate that replicates the estimated timing of the obligation cash flows.

Sensitivity of key assumptions

The sensitivity of our key assumptions for our defined benefit pension plans was as follows:

Years ended, or as at, December 31	2024		2023
	Change in	Change in	Change in	Change in
Increase (decrease) (millions)	obligations	expenses	obligations	expenses
Sensitivity of key demographic assumptions to an increase of one year [1] in life expectancy	$242	$2	$238	$8
Sensitivity of key financial assumptions to a decrease of 25 basis points [1] in:
Discount rate	$250	$4	$256	$10
Rate of future increases in compensation	$(20)	$(1)	$(23)	$(2)

1	These sensitivities are hypothetical and should be used with caution. Favourable hypothetical changes in the assumptions result in decreased amounts, and unfavourable hypothetical changes in the assumptions result in increased amounts, of obligations and expenses (both employee benefit expense and financing cost). Changes in amounts based on a variation in assumptions of one year or 25 basis points generally cannot be extrapolated because the relationship of the change in an assumption to the change in amounts may not be linear. Also, in this table, the effect of a variation in a particular assumption on the change in obligations or change in expenses is calculated without changing any other assumption; in reality, changes in one factor may result in changes in another (for example, an increase in the discount rate may result in changes in expectations about the rate of future increases in compensation), which might magnify or counteract the sensitivities.

Schedule of estimated future benefit payments from our defined benefit pension plans

Years ending December 31 (millions)	Funded	Unfunded	Total
2025	$478	$21	$499
2026	484	26	510
2027	488	27	515
2028	493	28	521
2029	498	29	527
2030 - 2034	2,555	153	2,708

Schedule of defined contribution pension plan expense

Years ended December 31 (millions)	2024	2023
Union pension plan contributions	$13	$17
Other defined contribution pension plans	109	113
	$122	$130